RELATED PARTY TRANSACTIONS (Narrative) (Details)		1 Months Ended						12 Months Ended
	Feb. 12, 2020 USD ($) ft² share	Jan. 30, 2021 share	Jan. 28, 2021 share $ / shares	Dec. 30, 2020 share	Nov. 16, 2020 USD ($)	Aug. 17, 2020 share $ / shares	Jan. 24, 2020 share $ / shares	Jan. 31, 2021 CAD ($) share $ / shares	Jan. 31, 2021 USD ($) share	Jan. 31, 2020 $ / shares	Jan. 31, 2020 USD ($) share	Oct. 15, 2020 USD ($) share $ / shares	Feb. 19, 2020 share
Disclosure of transactions between related parties [line items]
Number of options granted			150,000			3,905,000	100,000	4,055,000	4,055,000		1,830,000
Exercise price | (per share)			$ 1.5			$ 0.7	$ 0.8	$ 0.73		$ 1.14
Number of warrants issued		4,258,916		1,941,084				6,200,000	6,200,000
Weighted average exercise price of warrants issued | $ / shares								$ 1
Share based compensation expense | $									$ 360,610		$ 95,613
SDP Development Group, LLC ("SDP")
Disclosure of transactions between related parties [line items]
Number of shares issued in consideration													7,132,042
SDP Development Group, LLC ("SDP") | Restructuring of purchase agreement
Disclosure of transactions between related parties [line items]
Aggregate purchase price payable in cash | $												$ 8,010,000
Number of shares issued in consideration	7,132,041											2,670,000
Deemed price per common share | $ / shares												$ 3
Area of two outdoor cannabis cultivation facilities | ft²	80,000
Consideration transferred, acquisition-date fair value | $	$ 2,582,903
Restructuring charge | $	1,204,740
Undiscounted future cash flows for three remaining leases | $	$ 684,576
Three Nevada leases with Double G Holdings
Disclosure of transactions between related parties [line items]
Extended term of two dispensary leases and the warehouse lease					5 years
Percentage of annual increase to base rent					3.00%
Undiscounted future cash flows for three remaining leases | $					$ 16,930,437
Exercisable on or before August 17, 2023
Disclosure of transactions between related parties [line items]
Number of options granted								1,250,000	1,250,000
Exercise price | $ / shares								$ 0.7
Share based compensation expense								$ 174,022	$ 130,012
Exercisable on or before January 28, 2024
Disclosure of transactions between related parties [line items]
Number of options granted								150,000	150,000
Exercise price | $ / shares								$ 1.5
Exercisable on or before December 31, 2023
Disclosure of transactions between related parties [line items]
Number of warrants issued								210,800	210,800
Weighted average exercise price of warrants issued | $ / shares								$ 1
Share based compensation expense								$ 94,057	$ 70,270
Exercisable on or before January 30, 2024
Disclosure of transactions between related parties [line items]
Number of warrants issued								469,200	469,200
Weighted average exercise price of warrants issued | $ / shares								$ 1
Share based compensation expense								$ 209,133	$ 156,243